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                        HARRIS INSIGHT MONEY MARKET FUNDS
                                  ANNUAL REPORT


                                DECEMBER 31, 2002
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             NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
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                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

This report contains important information relating to your investments. First, the portfolio managers' commentaries review developments in 2002 for the short-term fixed-income markets and discuss the performance of the three money-market Funds. Second, 2002 financial information is provided for each of the Harris Insight Money Market Fund, the Tax-Exempt Money Fund, and the Government Money Market Fund.

These Funds' asset levels continue to increase as investors in all market segments seek refuge from the volatility of the equity markets in the relative safety of money market funds.

We thank you for your support and the confidence you have placed in us with your continued investment in the Funds. We value the relationship we have with you and encourage you to contact us with any comments or suggestions as to how we may better serve your future investing needs.


Sincerely,

/s/  PETER P. CAPACCIO

Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS

INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.


                                                                               1
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            LETTER TO SHAREHOLDERS        PAGE  1

                       PORTFOLIO MANAGEMENT REVIEW        PAGE  3

                          STATEMENTS OF NET ASSETS
                               MONEY MARKET FUNDS:
                      Government Money Market Fund        PAGE  5
                                 Money Market Fund        PAGE  6
                      Tax-Exempt Money Market Fund        PAGE  10

                          STATEMENTS OF OPERATIONS        PAGE  15

               STATEMENTS OF CHANGES IN NET ASSETS        PAGE  16

                              FINANCIAL HIGHLIGHTS        PAGE  18

                     NOTES TO FINANCIAL STATEMENTS        PAGE  22

                 REPORT OF INDEPENDENT ACCOUNTANTS        PAGE  27

                                   FUND MANAGEMENT        PAGE  28

                           PORTFOLIO MANAGEMENT REVIEW
--------------------------------------------------------------------------------
                               MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                          GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in short-term securities issued by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities, that have remaining maturities of 397 days or less.

INVESTMENT RESULTS: The stability of overnight yields obscured the significant variability of money-market rates during the year. The Federal Reserve's Open Market Committee maintained the Fed Funds level at 1.75% throughout the year until November, when they lowered the target to 1.25%. This relative stability is in sharp contrast to the volatility experienced by one-year securities.

     The year began with renewed economic optimism. Investors became convinced that the economy was rebounding sharply and that rates would rise dramatically over the coming months. By the end of March, one-year Treasuries were yielding over 2.70% and reflected a series of Fed Funds Rate increases. The Fund exploited this opportunity to increase yield by buying one-year securities.

     The remainder of the year was characterized by a continuous decline in one-year-security yields. The fall in rates is attributable to a series of events that had little to do with actual economic performance but dampened investor confidence in a strong economic recovery: A series of corporate accounting scandals and high-profile bankruptcies forced market participants into short-maturity bonds as a safe haven. A significant increase in geopolitical tensions continued the flight to quality and resulted in even lower money market yields. By year-end, the one-year Treasury rate was at an all-time low of 1.30%.

     For the year ended December 31, 2002, the N Shares class ranked in the top 30% of its Lipper universe, while the Institutional Shares class ranked in the top 21% of its Lipper universe. The Institutional Shares class retained its top quartile rankings for the three- and five-year periods ended December 31, 2002. The N Shares class currently is ranked in the 2nd quartile over the three-, five-, and ten-year periods ended December 31, 2002.


                                MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests in a broad range of money market instruments that have remaining maturities of 397 days or less.

INVESTMENT RESULTS: The stability of overnight yields obscured the significant variability of money-market rates during the year. The Federal Reserve's Open Market Committee maintained the Fed Funds level at 1.75% throughout the year until November, when they lowered the target to 1.25%. This relative stability is in sharp contrast to the volatility experienced by one-year securities.

     The year began with renewed economic optimism. Investors became convinced that the economy was rebounding sharply and that rates would rise dramatically over the coming months. By the end of March, one-year LIBOR was yielding over 3.00% and reflected a series of Fed Funds Rate increases. The Fund exploited this opportunity to increase yield by buying one-year securities.

     The remainder of the year was characterized by a continuous decline in one-year-security yields. The fall in rates is attributable to a series of events that had little to do with actual economic performance but dampened investor confidence in a strong economic recovery. A series of corporate accounting scandals and high-profile bankruptcies forced market participants into short-maturity bonds as a safe haven. A significant increase in geopolitical tensions continued the flight to quality and resulted in even lower money market yields. By year-end, the 12-month LIBOR rate was at an all-time low of 1.40%.

     Through all of this, the Fund enjoyed another year of exceptional performance. For the year ended December 31, 2002, as rated by Lipper Analytical Services, the N Shares class ranked in the top 10% and the Institutional Shares class ranked in the top 3% of their respective peer groups. The Institutional Shares class remained in the top decile for the three- and five-year periods ended December 31, 2002. The N Shares class continued in the top quartile over the three-, five- and ten-year periods ended December 31, 2002.

                          TAX-EXEMPT MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Fund seeks to provide investors with as high a level of current income (exempt from federal income taxes) as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations that have remaining maturities of 397 days or less.


INVESTMENT RESULTS: The good performance of the Fund continued throughout 2002. For the year ended December 31, 2002, the Fund's N Shares class ranked in the top 24th percentile and the Institutional Shares class ranked in the top 17th percentile of their respective Lipper universes. Both the Institutional Shares and the N Shares remain in the second quartile for the three- and five-year performance periods ended December 31, 2002, as ranked by Lipper.


     The Fund experienced large cash inflows during the first quarter of 2002. These cash flows were invested primarily in variable-rate instruments. This positioned the Fund to handle easily the outflows that occur when corporate and individual tax payments are due. During the first half of the year, market sentiment indicated that the economy was on the verge of turning around. This perspective changed by the end of the third quarter. At that point, the market anticipated a Fed easing, which ultimately occurred at the November 6 Fed meeting.

     The market experienced record-high note issuance. This was a result of low rates and municipal funding needs. The supply of tax-exempt paper continued to escalate through the fourth quarter. This increase in supply met with relatively flat demand, a scenario that resulted in high short-term yields. At one point, tax-free yields were higher than taxable yields. The Fund overweighted the variable sector in order to take advantage of these inflated yields.

     Going forward, we anticipate tax-exempt yields will adjust relative to the taxable yields as typical January cash flows will increase demand for short-term municipal product. The yields on the variable-rate securities should decline dramatically as we start the new year. In order to temper the impact that this will have on the Fund, we will look to purchase commercial paper and short-term notes in order to help eliminate some of the volatility and extend the average days-to-maturity on the Fund.

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------         ------------
AGENCY OBLIGATIONS -- 32.5%
FEDERAL HOME LOAN BANK -- 6.2%
    5.125%                         01/13/03       $  7,000         $  7,006,352
    2.510%                         03/25/03         20,000           19,998,181
    1.800%                         09/15/03         20,470           20,459,790
                                                                   ------------
                                                                     47,464,323
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.6%
    4.750%                         03/15/03         20,000           20,091,370
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.7%
    1.280%                         01/22/03        130,000          129,902,933
    1.290%                         02/25/03         25,000           24,950,729
    5.750%                         04/15/03         25,000           25,196,574
                                                                   ------------
                                                                    180,050,236
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $247,605,929)                                               247,605,929
                                                                   ------------
VARIABLE RATE OBLIGATIONS++ -- 30.9%
FEDERAL FARM CREDIT BANK -- 12.5%
    1.280%                         01/07/03*        20,000           20,000,000
    1.309%                         01/07/03*        25,000           24,986,962
    1.320%                         01/10/03*        25,000           24,992,801
    1.740%                         01/29/03*        25,000           24,995,454
                                                                   ------------
                                                                     94,975,217
                                                                   ------------
FEDERAL HOME LOAN BANK -- 8.5%
    1.273%                         01/17/03         25,000           24,999,650
    1.275%                         03/08/03*        20,000           19,997,942
    1.240%                         03/17/03*        20,000           19,993,606
                                                                   ------------
                                                                     64,991,198
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.9%
    1.253%                         01/03/03         30,000           29,999,956
    1.223%                         02/07/03*        20,000           19,998,189
    1.248%                         02/19/03         25,000           24,999,875
                                                                   ------------
                                                                     74,998,020
                                                                   ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $234,964,435)                                               234,964,435
                                                                   ------------
REPURCHASE AGREEMENTS -- 36.2%
Bank of Tokyo N.A.
  1.220%
  Agreement dated 12/31/02,
  proceeds at maturity $138,074,877
  (Collateralized by $115,444,000
  FHLMC 6.750%, due 03/15/31. The
  market value is $140,827,250.)   01/02/03        138,066          138,065,519
Lehman Brothers Holdings, Inc.
  1.200%
  Agreement dated 12/31/02,
  proceeds at maturity $138,009,200
  (Collateralized by $126,265,000
  FNMA 5.500%, due 03/15/11. The
  market value is $140,720,030.)   01/02/03        138,000          138,000,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $276,065,519)                                               276,065,519
                                                                   ------------

                                                   SHARES             VALUE+
                                                 ---------         ------------
TEMPORARY INVESTMENTS -- 0.3%
AIM Short-Term Investment Trust
  Treasury Portfolio                             1,983,354         $  1,983,354
BlackRock Provident Institutional Funds -
  T-Fund                                           392,330              392,330
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,375,684)                                                   2,375,684
                                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $761,011,567)                                               761,011,567
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Interest receivable and other assets                                  1,467,394
Dividends payable                                                      (633,831)
Accrued expenses                                                       (436,802)
                                                                   ------------
                                                                        396,761
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 261,476,150 Institutional
  Shares,  302,118,617 N Shares, and
  197,788,505 Service Shares of
  beneficial interest outstanding,
  $.001 par value (Note 8)                                         $761,408,328
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES AND SERVICE SHARES                                     $1.00
                                                                          =====

------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 12/31/02.
*  Date of next interest rate reset.

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
ASSET-BACKED SECURITIES -- 4.4%
Americredit Automobile Receivables Trust
  Series 2002-B, Class A1
    1.908%                         01/06/03       $ 13,438       $   13,438,432
Americredit Automobile Receivables Trust
  Series 2002-C, Class A1
    1.713%                         01/06/03         17,762           17,759,532
CIT Equipment Collateral Trust Series
  2002-VT1, Class A1
    1.960%                         01/21/03          3,419            3,419,119
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA
    1.480%                         01/27/03*        50,000           50,000,000
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MB
    1.470%                         01/27/03*        60,000           60,000,000
Household Automotive Trust Series 2002-1,
  Class A1
    1.870%                         01/17/03          8,165            8,164,983
Mitsubishi Motors Credit Automobile Trust
  Series 2002-3, Class A1
    1.748%                         01/15/03         18,493           18,491,783
ONYX Acceptance Automobile Trust
  Series 2002-C, Class A1
    1.860%                         01/15/03          9,422            9,422,116
Permanent Financing P.L.C. Series 1,
  Class 1A
    1.411%                         01/10/03*       140,000          140,000,000
WFS Financial Owner Trust Series 2002-2,
  Class A1
    1.937%                         02/20/03          8,803            8,803,754
WFS Financial Owner Trust Series 2002-3,
  Class A1
    1.733%                         01/21/03         64,223           64,223,050
                                                                 --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $393,722,769)                                               393,722,769
                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
Residential Mortgage Securities Corp.
  Series 12A 144A, Class A1
  (Cost $62,584,056)
    1.453%                         01/13/03*        62,584           62,584,056
                                                                 --------------
COMMERCIAL PAPER -- 41.7%
Alaska Housing Finance Corp.
    1.440%                         01/08/03         42,690           42,678,047
Amstel Funding Corp.
    1.400%                         02/19/03         55,016           54,911,164
    1.400%                         02/20/03         68,725           68,591,368
    1.400%                         02/24/03         65,248           65,110,979
ASAP Funding, Ltd.
    1.500%                         01/08/03          5,000            4,998,542
    1.520%                         01/08/03        141,000          140,958,327
    1.550%                         01/10/03         37,044           37,029,645
    1.500%                         01/24/03         54,579           54,526,695
Barclays Bank P.L.C.
    1.400%                         01/06/03         11,870           11,867,692
Beta Finance, Inc.
    1.400%                         01/13/03          1,750            1,749,183

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
COMMERCIAL PAPER (CONTINUED)
Bishops Gate Residential Mortgage
  Funding Corp.
    1.390%                         01/10/03       $ 30,000       $   29,989,575
    1.400%                         01/10/03         18,000           17,993,700
    1.400%                         01/22/03         56,000           55,954,267
    1.400%                         01/24/03         75,000           74,932,917
    1.400%                         01/30/03         65,000           64,926,694
Compass Securitization Corp.
    1.380%                         01/10/03        185,000          184,936,175
    1.380%                         01/15/03         24,540           24,526,830
Corporate Receivables Corp.
    1.380%                         01/08/03         89,000           88,976,118
    1.400%                         01/16/03         10,000            9,994,167
    1.400%                         01/21/03          1,385            1,383,923
    1.400%                         01/28/03          4,894            4,888,861
Delaware County, Pennsylvania TECP
    1.400%                         01/10/03         14,000           13,998,118
Falcon Asset Securitization Corp.
    1.380%                         01/10/03         35,662           35,649,697
    1.380%                         01/13/03         17,077           17,069,145
    1.400%                         01/14/03         33,200           33,183,215
    1.380%                         01/15/03         43,800           43,776,494
    1.380%                         01/16/03         27,000           26,984,475
    1.380%                         01/17/03         50,000           49,969,333
    1.380%                         01/21/03         30,269           30,245,794
    1.400%                         01/22/03         42,300           42,265,455
Florida Power & Light Co.
    1.400%                         01/09/03         22,734           22,726,927
    1.420%                         01/10/03         27,845           27,835,115
    1.420%                         01/13/03         41,500           41,480,357
    1.420%                         01/24/03         24,000           23,978,227
    1.400%                         01/29/03         42,000           41,954,267
Giro Funding Corp.
    1.380%                         01/07/03         40,000           39,990,800
Giro Multi-Funding Corp.
    1.390%                         01/02/03         21,311           21,310,177
    1.400%                         01/21/03        300,000          299,766,667
Goldman Sachs Group, Inc. Series 144A
    1.450%                         03/24/03        100,000          100,000,000
Ivory Funding Corp.
    1.340%                         01/03/03         10,455           10,454,222
    1.400%                         01/06/03         37,200           37,192,767
    1.390%                         01/07/03         20,023           20,018,361
    1.400%                         01/07/03          1,000              999,767
    1.380%                         01/13/03         46,450           46,428,633
    1.400%                         01/14/03         35,000           34,982,305
    1.400%                         01/15/03         15,020           15,011,822
    1.400%                         01/17/03         10,005            9,998,775
    1.400%                         01/22/03          1,000              999,183
    1.500%                         01/27/03         26,357           26,328,447
    1.400%                         02/10/03         45,315           45,244,510
Lower Colorado River Authority TECP
    1.460%                         01/08/03         13,200           13,200,000
Market Street Funding Corp.
    1.380%                         01/10/03         29,017           29,006,989
    1.380%                         01/13/03        138,523          138,459,279
    1.380%                         01/15/03         50,068           50,041,130
    1.380%                         01/22/03         84,198           84,130,221
    1.420%                         01/27/03         30,000           29,969,233

                       See Notes to Financial Statements.

6

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                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
COMMERCIAL PAPER (CONTINUED)
Mont Blanc Capital Corp.
    1.380%                         01/06/03       $ 40,894       $   40,886,162
    1.380%                         01/15/03         57,214           57,183,295
Municipal Electrical Authority, Georgia
  TECP
    1.460%                         01/08/03         48,891           48,891,000
Paradigm Funding Corp. L.L.C.
    1.400%                         01/06/03         39,800           39,792,261
    1.400%                         01/08/03        161,000          160,956,172
    1.380%                         01/16/03         27,000           26,984,475
    1.430%                         01/22/03         29,388           29,364,000
Sheffield Receivables Corp.
    1.400%                         01/21/03        287,066          286,842,726
    1.400%                         01/22/03            505              504,588
    1.400%                         01/23/03          2,542            2,539,825
Thames Asset Global Securitization, Inc.
    1.380%                         01/13/03         30,000           29,986,200
    1.400%                         01/21/03        306,365          306,126,716
Transmission Authority of Northern
  California Series A TECP
    1.640%                         01/09/03          6,325            6,325,000
White Pine Finance Corp. L.L.C.
    1.400%                         01/07/03          4,014            4,013,063
    1.400%                         01/21/03          4,967            4,963,137
Windmill Funding Corp.
    1.400%                         01/06/03         22,000           21,995,722
    1.400%                         01/17/03        100,000           99,937,778
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $3,712,866,896)                                           3,712,866,896
                                                                 --------------
CORPORATE BONDS -- 6.7%
Beta Finance, Inc.
    2.500%                         01/06/03         72,000           71,999,947
CC USA, Inc. Series 144A
    2.960%                         04/16/03         25,000           24,996,718
Countrywide Home Loans, Inc.
    6.970%                         03/28/03          5,000            5,042,795
    5.250%                         05/22/03         84,092           84,864,722
Heller Financial, Inc.
    6.400%                         01/15/03         45,000           45,065,504
K2 L.L.C. Series 144A
    2.775%                         06/13/03         65,000           65,000,000
Key Bank N.A.
    3.100%                         04/22/03         44,000           44,000,000
Lehman Brothers Holdings, Inc.
    7.250%                         04/15/03          7,500            7,621,714
    7.000%                         05/15/03         10,626           10,786,708
Liberty Lighthouse U.S. Capital Co.
  Series 144A
    2.515%                         02/12/03         21,000           20,999,762
    2.940%                         04/11/03        131,000          131,000,000
Merrill Lynch & Co., Inc.
    6.000%                         02/12/03         48,000           48,244,800
Morgan Stanley Dean Witter & Co.
    7.375%                         04/15/03         29,000           29,339,718

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
CORPORATE BONDS (CONTINUED)
National Rural Utilities Cooperative
  Finance Corp.
    7.375%                         02/10/03       $  6,000       $    6,030,891
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $594,993,279)                                               594,993,279
                                                                 --------------
MUNICIPAL BONDS -- 3.8%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    1.420%                         01/02/03         10,000           10,000,000
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series B VR
    1.550%                         01/02/03         53,900           53,900,000
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series C VR
    1.700%                         01/01/03         15,000           15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    1.450%                         01/02/03         12,600           12,600,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
    1.450%                         01/02/03         15,000           15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
    1.450%                         01/02/03         50,000           50,000,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    1.400%                         01/02/03          8,861            8,861,000
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona Public
  Service Co.) Series B VR
    1.700%                         01/01/03         23,300           23,300,000
Madison, Wisconsin, Community
  Development Authority Revenue Bonds
  VR
    1.600%                         01/02/03          8,625            8,625,000
Massachusetts State General Obligation
  Bonds Series B VR
    1.500%                         01/02/03         71,000           70,998,580
New York City Municipal Water Finance
  Authority Water & Sewer System
  Revenue Bonds Series C-3 VR
    1.700%                         01/01/03         54,350           54,350,000
Oakland-Alameda County, California,
  Coliseum Authority Lease Revenue
  Bonds VR
    1.720%                         01/02/03         13,200           13,200,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds VR
    1.600%                         01/02/03          5,100            5,100,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $340,934,580)                                               340,934,580
                                                                 --------------


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
VARIABLE RATE OBLIGATIONS++ -- 30.0%
American Express Centurion Bank
    1.420%                         01/14/03*      $ 50,000       $   50,000,000
    1.420%                         01/21/03*        75,000           75,000,000
    1.399%                         01/24/03*       100,000           99,996,904
American Express Credit Corp.
    1.476%                         01/10/03*        12,490           12,494,491
    1.370%                         01/16/03*        96,000           95,994,255
    1.470%                         01/17/03*        10,000           10,005,175
American General Finance Corp.
    1.990%                         01/13/03*         4,000            4,009,229
Bank of America Securities L.L.C.
  Series 144A
    1.459%                         01/02/03*       150,000          150,000,000
Beta Finance, Inc. Series 144A
    1.390%                         01/14/03*       100,000           99,995,658
CFM International
    1.500%                         01/06/03*        39,905           39,905,000
CIT Group, Inc.
    2.210%                         01/07/03*        18,600           18,599,918
    1.770%                         02/28/03         28,900           28,897,047
Corsair Trust Series 1 144A, Class 1007
    2.080%                         01/08/03*       100,000          100,000,000
Countrywide Home Loans, Inc.
    2.075%                         01/15/03*         1,500            1,500,002
    1.820%                         02/24/03*        30,000           30,021,450
    1.675%                         03/03/03*         1,000              999,608
FleetBoston Financial Corp.
    1.610%                         03/27/03          1,500            1,500,657
General Electric Capital Corp.
    1.464%                         01/09/03*        15,000           15,000,000
Goldman Sachs Group, Inc. Series 144A
    1.450%                         01/15/03*       100,000          100,000,000
    1.650%                         01/15/03*        49,000           49,000,000
    2.110%                         01/16/03         20,000           20,002,749
    1.850%                         01/27/03         75,000           75,000,000
Heller Financial, Inc.
    1.934%                         01/08/03*         7,000            7,011,760
Key Bank N.A.
    1.470%                         01/02/03*        40,000           40,005,325
    1.459%                         01/03/03*        61,000           61,000,779
    1.787%                         02/03/03*        25,000           25,006,542
    1.473%                         03/19/03*        15,000           15,003,039
Lehman Brothers Holdings, Inc.
    2.340%                         01/02/03*         5,150            5,169,839
    2.170%                         01/06/03*        72,750           72,813,613
    2.095%                         01/13/03         40,000           40,003,840
    1.986%                         02/03/03*        20,700           20,718,560
    2.047%                         02/03/03*         8,000            8,013,986
Liberty Lighthouse U.S. Capital Co.
  Series 144A
    1.330%                         03/05/03*        35,000           34,991,201
Merrill Lynch & Co., Inc.
    1.419%                         01/02/03*       100,000           99,990,011
    1.600%                         03/26/03*         9,000            9,006,650
Money Market Trust  Series A-1 144A
    1.570%                         01/16/03*        96,000           96,000,000
Morgan Stanley Dean Witter & Co.
    1.520%                         01/15/03*        38,200           38,200,000
    1.510%                         03/19/03*        25,000           25,017,757

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Nationwide Building Society Series 144A
    1.420%                         01/14/03*      $  4,340       $    4,339,898
Northern Rock P.L.C. Series 144A
    1.440%                         01/21/03*       199,000          199,000,000
PNC Bank N.A.
    1.630%                         01/06/03*       105,000          105,085,411
    1.880%                         01/07/03*        10,000           10,003,200
Racers Trust Series 2002-07-MM 144A
    1.570%                         01/15/03*       129,000          129,000,000
Racers Trust Series 2002-18-C 144A
    1.370%                         01/15/03*        75,000           74,952,090
Racers Trust Series 2002-32-C 144A
    1.410%                         01/06/03*       100,000           99,839,619
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    1.400%                         01/01/03*        11,440           11,440,000
Salomon Smith Barney Holdings, Inc.
    2.120%                         01/24/03*         7,000            7,011,788
    2.080%                         01/28/03*         1,660            1,661,387
    1.645%                         02/18/03*         7,000            7,014,862
Structured Asset Vehicle Trust
  Series 2002-2 144A
    1.550%                         01/02/03*        75,000           75,000,000
Verizon Global Funding Corp. Series 144A
    1.470%                         03/17/03*       121,000          121,000,093
White Pine Finance Corp. L.L.C. Series 144A
    1.419%                         01/02/03*        46,000           45,991,673
    1.411%                         01/10/03*        15,000           14,998,412
    1.400%                         01/13/03*        40,000           39,996,866
    1.399%                         01/22/03*        50,000           49,991,090
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,672,201,434)                                           2,672,201,434
                                                                 --------------
YANKEE BONDS -- 0.1%
Quebec Province
  (Cost $10,160,362)
    8.800%                         04/15/03         10,000           10,160,362
                                                                 --------------

                                                  SHARES
                                               -----------
TEMPORARY INVESTMENTS -- 10.0%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio                       442,157,341          442,157,341
Dreyfus Cash Management Plus #719              444,719,635          444,719,635
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $886,876,976)                                               886,876,976
                                                                 --------------
TOTAL INVESTMENTS -- 97.4%
  (Cost $8,674,340,352)                                           8,674,340,352
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 2.6%
Interest receivable and other assets                                 18,117,345
Receivable for securities sold                                      228,338,512
Dividends payable                                                    (9,144,999)
Accrued expenses                                                     (3,064,905)
                                                                 --------------
                                                                    234,245,953
                                                                 --------------

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%
Applicable to 4,909,299,437 Institutional
  Shares, 1,297,394,359 N Shares,
  15,113 B Shares, 1,434,522,527 Exchange
  Shares, and 1,267,896,772 Service Shares
  of beneficial interest outstanding,
  $.001 par value (Note 8)                                       $8,908,586,305
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, B SHARES, EXCHANGE
  SHARES, AND SERVICE SHARES                                              $1.00
                                                                          =====
------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 12/31/02.
*  Date of next interest rate reset.
VR -- Variable rate demand note; interest rate in effect on 12/31/02. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS -- 98.1%
ALABAMA -- 3.2%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    1.800%                         01/07/03       $  3,595       $    3,595,000
Jefferson County, Alabama Sewer
  Revenue Bonds Class A VR
    1.610%                         01/02/03          9,830            9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
    1.700%                         01/02/03         12,000           12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
    1.700%                         01/02/03         10,000           10,000,000
                                                                 --------------
                                                                     35,425,000
                                                                 --------------
ALASKA -- 5.0%
Alaska State Housing Financial Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    1.650%                         01/07/03         29,700           29,700,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series D VR
    1.500%                         01/07/03          7,300            7,300,000
Valdez, Alaska, Marine Terminal Revenue
  Bonds (Exxon Pipeline Co. Project) VR
    1.700%                         01/01/03         18,000           18,000,000
                                                                 --------------
                                                                     55,000,000
                                                                 --------------
ARIZONA -- 0.9%
Salt River Project, Arizona, Agricultural
  Improvement & Power District Electrical
  Systems Revenue Bonds Class A VR
    1.610%                         01/02/03          9,900            9,900,000
                                                                 --------------
CALIFORNIA -- 3.2%
California State Department of Water
  Resources Power Supply Revenue
  Bonds Series C-12 VR
    1.800%                         01/01/03         10,000           10,000,000
California State Trust Receipts TRANS
    1.400%                         06/20/03         25,000           25,000,000
                                                                 --------------
                                                                     35,000,000
                                                                 --------------
COLORADO -- 4.8%
Colorado Health Facilities Authority
  Revenue Bonds (Catholic Health)
  Series B VR
    1.700%                         01/07/03         11,000           11,000,000
Colorado Health Facilities Authority
  Revenue Bonds (Sisters of Charity) VR
    1.650%                         01/07/03          5,000            5,000,000
Colorado Housing & Finance Authority
  Revenue Bonds (Multifamily Project-
  Class I) Series A-4 VR
    1.600%                         01/02/03          8,145            8,145,000


ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
    1.800%                         01/07/03       $ 29,135       $   29,135,000
                                                                 --------------
                                                                     53,280,000
                                                                 --------------
FLORIDA -- 1.6%
Dade County, Florida, Industrial
  Development Authority Exempt Facilities
  Revenue Bonds (Florida Power & Light
  Co.) VR
    1.400%                         01/01/03          2,750            2,750,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (National Royal Utility Seminole
  Electric Co-Op, Inc.)
    1.600%                         03/15/03          5,000            5,000,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power & Light
  Co.) VR
    1.400%                         01/01/03         10,000           10,000,000
                                                                 --------------
                                                                     17,750,000
                                                                 --------------
GEORGIA -- 3.7%
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series C VR
    1.700%                         01/01/03          1,900            1,900,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 1st Series PS
    1.750%                         03/03/03          6,000            6,000,000
Georgia State Municipal Electric Authority
  (Project 1-A) TECP
    1.100%                         01/08/03         10,000           10,000,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co.) 2nd Series VR
    1.850%                         01/01/03         13,800           13,800,000
Putnam County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Branch
  Project) VR
    1.850%                         01/01/03          9,500            9,500,000
                                                                 --------------
                                                                     41,200,000
                                                                 --------------
HAWAII -- 0.9%
ABN Amro Munitops Certificates Trust
  (Hawaii) Series 11 PS
    1.500%                         04/09/03          9,980            9,980,000
                                                                 --------------
ILLINOIS -- 18.8%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 2 VR
    1.680%                         01/07/03         10,000           10,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 3 VR
    1.680%                         01/07/03         15,000           15,000,000

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    1.700%                         01/07/03       $  6,730       $    6,730,000
Chicago, Illinois, General Obligation Notes
  (Neighborhoods Alive 21-B) VR
    1.550%                         01/07/03         20,000           20,000,000
Chicago, Illinois, Metropolitan Water
  Reclamation District Greater Chicago
  General Obligation Bonds Series A VR
    1.450%                         01/07/03          7,000            7,000,000
Cook County, Illinois, General Obligation
  Bonds (Capital Improvement)
  Series B VR
    1.230%                         01/07/03         10,000           10,000,000
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy)
  VR
    1.700%                         01/07/03          4,000            4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA
  Evanston Project) VR
    1.650%                         01/02/03          4,000            4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
    1.650%                         01/07/03         23,000           23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
    1.700%                         01/07/03         28,000           28,000,000
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of
  Natural History) VR
    1.550%                         01/07/03         15,400           15,400,000
Illinois Educational Facilities Authority
  Revenue Bonds (Northwestern
  University) VR
    1.600%                         01/07/03          2,900            2,900,000
Illinois Health Facilities Authority
  (Evanston Hospital) TECP
    1.100%                         03/27/03         12,500           12,500,000
Illinois Health Facilities Authority Revenue
  Bonds (Northwestern Memorial
  Hospital) VR
    1.750%                         01/01/03          2,400            2,400,000
Illinois Health Facilities Authority Revenue
  Bonds (Resurrection Healthcare)
  Series A VR
    1.800%                         01/01/03         16,000           16,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Southern Illinois Healthcare)
  Series B VR
    1.700%                         01/07/03          9,215            9,215,000
Illinois State General Obligation Bonds
  Eagle Tax-Exempt Trust Class A VR
    1.610%                         01/07/03         10,840           10,840,000


ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Metropolitan Pier & Exposition Authority
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  Eagle Tax-Exempt Trust Class A VR
    1.610%                         01/07/03       $  6,150       $    6,150,000
Rockford, Illinois, School District No. 205
  Tax-Anticipation Warrants
    2.780%                         10/30/03          4,500            4,523,022
                                                                 --------------
                                                                    207,658,022
                                                                 --------------
INDIANA -- 9.0%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 5 VR
    1.680%                         01/07/03         10,746           10,746,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 7 PS
    2.000%                         05/21/03          5,000            5,000,000
Indiana Bond Bank Advance Funding
  Program Revenue Notes Series A-2
    2.250%                         01/22/03         18,000           18,006,123
Indiana Health Facilities Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A-1 PS
    1.830%                         07/03/03         10,000           10,000,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A-4 PS
    1.800%                         03/04/03         10,000           10,000,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series B VR
    1.550%                         01/07/03          4,200            4,200,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
    1.600%                         01/07/03          8,000            8,000,000
Indiana State Office Building Commission
  TECP
    1.350%                         02/10/03          5,000            5,000,000
    1.450%                         02/10/03          4,500            4,500,000
    1.500%                         02/10/03          5,020            5,020,000
    1.200%                         02/18/03         10,000           10,000,000
Indiana State Office Building Commission
  Facilities Revenue Bonds (Pendleton
  Juvenile Facility) Series A VR
    1.500%                         01/07/03          9,200            9,200,000
                                                                 --------------
                                                                     99,672,123
                                                                 --------------
KENTUCKY -- 4.0%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (Eastern Kentucky
  Power-National Rural) Series J-1 PS
    1.700%                         04/15/03          7,640            7,640,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
    1.600%                         01/07/03          9,450            9,450,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series C VR
    1.750%                         01/01/03       $ 15,210       $   15,210,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    1.800%                         01/07/03          7,270            7,270,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    1.800%                         01/07/03          5,060            5,060,000
                                                                 --------------
                                                                     44,630,000
                                                                 --------------
LOUISIANA -- 2.0%
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    1.550%                         01/07/03         12,100           12,100,000
Louisiana State, Offshore Terminal
  Authority Deepwater Port Revenue
  Bonds (Loop, Inc. Project) VR
    1.700%                         01/02/03         10,000           10,000,000
                                                                 --------------
                                                                     22,100,000
                                                                 --------------
MASSACHUSETTS -- 1.9%
Massachusetts Water Resources
  Authority TECP
    1.750%                         01/28/03         15,000           15,000,000
Route 3 North Transportation Improvement
  Association, Massachusetts Lease
  Revenue Bonds Series B VR
    1.450%                         01/07/03          6,000            6,000,000
                                                                 --------------
                                                                     21,000,000
                                                                 --------------
MICHIGAN -- 4.7%
Detroit, Michigan, City School District,
  School Building & Site Improvement
  General Obligation Bonds Series A VR
    1.610%                         01/07/03         14,880           14,880,000
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
    1.580%                         01/07/03         14,600           14,600,000
Grand Valley State University, Michigan
  Revenue Bonds Series B VR
    1.580%                         01/02/03          7,000            7,000,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Detroit
  Symphony Project) Series B VR
    1.750%                         01/01/03          2,000            2,000,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
    1.620%                         01/07/03          7,500            7,500,000


ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Michigan State Strategic Fund Pollution
  Control Revenue Refunding Bonds
  (Consumers Power Project) VR
    1.750%                         01/01/03       $  6,000       $    6,000,000
                                                                 --------------
                                                                     51,980,000
                                                                 --------------
MISSISSIPPI -- 0.6%
Claiborne County, Mississippi TECP
    1.350%                         04/11/03          2,600            2,600,000
Mississippi State General Obligation
  Bonds Class A VR
    1.610%                         01/07/03          4,000            4,000,000
                                                                 --------------
                                                                      6,600,000
                                                                 --------------
MISSOURI -- 5.8%
Bi-State Development Agency
  Missouri-Illinois Metropolitan District
  Mass Transit  Revenue Bonds
  (MetroLink Cross County Project)
  Series A VR
    1.600%                         01/07/03          7,000            7,000,000
Lees Summit, Missouri, Multifamily
  Housing Revenue Bonds (Affordable
  Housing Acquisition) Series A VR
    1.650%                         01/07/03         35,340           35,340,000
Lees Summit, Missouri, Multifamily
  Housing Revenue Bonds (Affordable
  Housing Acquisition) Series B VR
    1.650%                         01/07/03          2,680            2,680,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series A VR
    1.750%                         01/01/03          8,900            8,900,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
    1.750%                         01/01/03         10,000           10,000,000
                                                                 --------------
                                                                     63,920,000
                                                                 --------------
NEVADA -- 1.4%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 19 PS
    1.550%                         01/29/03         10,950           10,950,000
Clark County, Nevada, Highway Revenue
  Bonds TECP
    1.750%                         01/28/03          2,600            2,600,000
Clark County, Nevada, School District
  General Obligation Bonds Series A VR
    1.700%                         01/01/03          1,500            1,500,000
                                                                 --------------
                                                                     15,050,000
                                                                 --------------
NEW JERSEY -- 0.5%
New Jersey State TRANS
    3.000%                         06/12/03          5,000            5,033,000

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
NEW MEXICO -- 0.1%
Farmington, New Mexico, Pollution Control
  Revenue Bonds (Arizona Public Service
  Co.) Series B VR
    1.700%                         01/01/03       $  1,500       $    1,500,000
                                                                 --------------
NEW YORK -- 0.4%
New York City, New York RANS
    3.750%                         04/11/03          5,000            5,032,310

OHIO -- 1.9%
Kent State University, Ohio Revenue
  Bonds VR
    1.550%                         01/07/03         10,000           10,000,000
Ohio State Air Quality Development
  Authority Revenue Bonds (Cleveland
  Electric) Series B TECP
    1.100%                         02/12/03          6,000            6,000,000
Ohio State Higher Education Facilities
  Revenue Bonds (Polled Finance
  Progress) Series A VR
    1.550%                         01/07/03          5,560            5,560,000
                                                                 --------------
                                                                     21,560,000
                                                                 --------------
OKLAHOMA -- 0.3%
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
    1.600%                         01/07/03          3,035            3,035,000
                                                                 --------------
OREGON -- 0.4%
Oregon State Series A TRANS
    3.250%                         05/01/03          4,500            4,518,123
                                                                 --------------
PENNSYLVANIA -- 0.9%
Pennsylvania State Turnpike Revenue
  Bonds (Commonwealth Turnpike)
  Series A-3 VR
    1.500%                         01/07/03         10,000           10,000,000
                                                                 --------------
TEXAS -- 11.6%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 8 VR
    1.680%                         01/07/03          5,000            5,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 13 PS
    1.600%                         02/27/03          6,000            6,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 15 VR
    1.450%                         02/20/03         15,925           15,925,000
Denton, Texas, Independent School District
  General Obligation Bonds Series B PS
    1.550%                         08/15/03         10,000           10,000,000
Gulf Coast, Texas, Waste Disposal
  Authority Pollution Control Revenue
  Bonds (Exxon Project) VR
    1.700%                         01/01/03          6,375            6,375,000



ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Harris County, Texas, Health Facility
  Development Corp. Hospital Revenue
  Bonds (Texas Children's Hospital)
  Series B-1 VR
    1.800%                         01/01/03       $  6,235       $    6,235,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project)
  VR
    1.750%                         01/07/03         17,600           17,600,000
Texas Higher Education Authority Revenue
  Bonds Series B VR
    1.600%                         01/07/03         10,470           10,470,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    1.650%                         01/07/03         25,200           25,200,000
Texas State TRANS
    2.750%                         08/29/03         10,000           10,097,103
Texas State Transportation Revenue
  Bonds Series N1J (Regional D) VR
    1.700%                         01/07/03         15,000           15,000,000
                                                                 --------------
                                                                    127,902,103
                                                                 --------------
UTAH -- 0.4%
Utah Transit Authority Sales Tax &
  Transportation Revenue Bonds VR
    1.550%                         01/07/03          4,000            4,000,000
                                                                 --------------
VIRGINIA -- 2.0%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    1.700%                         01/07/03         22,600           22,600,000
                                                                 --------------
WASHINGTON -- 1.4%
Issaquah, Washington, Community
  Properties Special Revenue Bonds
  Series A VR
    1.550%                         01/07/03         15,000           15,000,000
                                                                 --------------
WEST VIRGINIA -- 1.4%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 12 PS
    1.680%                         06/01/03         15,000           15,000,000
                                                                 --------------
WISCONSIN -- 3.0%
Antigo Unified School District, Wisconsin
  TRANS
    2.150%                         10/30/03          4,900            4,915,122
Burlington Area School District, Wisconsin
  TRANS
    2.125%                         09/22/03          6,500            6,524,275
Elkhorn Area School District, Wisconsin
  TRANS
    2.000%                         08/22/03          3,100            3,108,171

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

ANNUALIZED                                          PAR
YIELD/RATE                         MATURITY         (000)             VALUE+
----------                         --------       --------       --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Hamilton School District, Wisconsin BANS
    1.750%                         10/01/03       $  2,100       $    2,102,468
Howard-Suamico School District,
  Wisconsin TRANS
    2.000%                         08/22/03          2,500            2,507,078
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    1.600%                         01/07/03          2,000            2,000,000
Monona Grove School District, Wisconsin
  TRANS
    2.000%                         10/30/03          1,800            1,805,851
Oconomowoc Area School District,
  Wisconsin TRANS
    1.690%                         09/24/03          7,000            7,015,551
Pewaukee School District, Wisconsin
  TRANS
    2.000%                         09/11/03          2,900            2,908,889
                                                                 --------------
                                                                     32,887,405
                                                                 --------------
WYOMING -- 2.3%
Lincoln County, Wyoming, Pollution Control
  Revenue Bonds (Exxon Mobil Corp.
  Project) VR
    1.700%                         01/01/03         12,400           12,400,000
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron Corp.
  Project) VR
    1.700%                         01/01/03         13,400           13,400,000
                                                                 --------------
                                                                     25,800,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,084,013,086)                                           1,084,013,086
                                                                 --------------

                                                  SHARES
                                                ----------
TEMPORARY INVESTMENTS -- 4.0%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                             11,061,075           11,061,075
Dreyfus Tax-Exempt Cash
  Management #264                               18,042,304           18,042,304
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio             15,021,903           15,021,903
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $44,125,282)                                                 44,125,282
                                                                 --------------
TOTAL INVESTMENTS -- 102.1%
  (Cost $1,128,138,368)                                           1,128,138,368
                                                                 --------------
OTHER ASSETS AND LIABILITIES-- (2.1%)
Interest receivable and other assets                                  2,851,634
Payable for securities purchased                                   (25,000,000)
Dividends payable                                                     (951,809)
Accrued expenses                                                      (419,883)
                                                                 --------------
                                                                   (23,520,058)
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 815,301,678 Institutional Shares,
  210,718,088 N Shares, and 78,781,881
  Service Shares of beneficial interest
  outstanding, $.001 par value (Note 8)                          $1,104,618,310
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

------------
+ See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 12/31/02. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
RANS -- Revenue Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                       MONEY MARKET FUNDS
                                                                         -------------------------------------------
                                                                          GOVERNMENT                     TAX-EXEMPT
                                                                         MONEY MARKET   MONEY MARKET    MONEY MARKET
                                                                             FUND           FUND            FUND
                                                                         ------------   ------------    ------------
INVESTMENT INCOME:
  Interest ...........................................................   $10,726,288    $121,857,207    $16,929,101
                                                                         -----------    ------------    -----------
    Total investment income ..........................................    10,726,288     121,857,207     16,929,101
                                                                         -----------    ------------    -----------
EXPENSES (NOTE 2D):
  Investment advisory fee (Note 3) ...................................       632,623       6,265,444      1,124,855
  Rule 12b-1 fee (Note 4) ............................................       401,120       2,274,127        286,968
  Shareholder services fee (Note 4) ..................................       918,183       5,276,377        668,274
  Program fee (Note 5) ...............................................       338,466       3,057,694        196,582
  Commitment fee (Note 10) ...........................................        10,058         104,817         19,068
  Transfer agency fee (Note 3) .......................................        84,289         372,094         88,585
  Administration fee (Note 3) ........................................       571,036       5,969,278      1,035,816
  Custodian fee (Note 3) .............................................        23,834         241,790         33,542
  Directors' fees and expenses .......................................        13,727         133,125         27,356
  Audit fee ..........................................................        25,587         212,615         36,173
  Legal fee ..........................................................        11,627         120,258          7,516
  Reports to shareholders ............................................        21,202         184,886         35,524
  Registration fees ..................................................        53,624         248,013         35,910
  Miscellaneous ......................................................        75,309         154,400         88,027
                                                                         -----------    ------------    -----------
    Total expenses ...................................................     3,180,685      24,614,918      3,684,196
                                                                         -----------    ------------    -----------
  Less fee waivers and expense reimbursements (Notes 3,4,5) ..........      (454,621)     (4,262,988)      (163,343)
                                                                         -----------    ------------    -----------
    Net expenses .....................................................     2,726,064      20,351,930      3,520,853
                                                                         -----------    ------------    -----------
  NET INVESTMENT INCOME/(LOSS) .......................................     8,000,224     101,505,277     13,408,248
                                                                         -----------    ------------    -----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7) .....................        25,056        (513,865)      (179,553)
                                                                         -----------    ------------    -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ....................   $ 8,025,280    $100,991,412    $13,228,695
                                                                         ===========    ============    ===========

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                       MONEY MARKET FUNDS
                                                                        ----------------------------------------------
                                                                         GOVERNMENT                       TAX-EXEMPT
                                                                        MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                                             FUND           FUND             FUND
                                                                        ------------   --------------  --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................  $  8,000,224   $  101,505,277   $   13,408,248
Net realized gain/(loss) on investment transactions ..................        25,056         (513,865)        (179,553)
                                                                        ------------   --------------   --------------
Increase/(decrease) in net assets from operations ....................     8,025,280      100,991,412       13,228,695
                                                                        ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares ...............................................    (3,649,156)     (63,542,612)     (10,926,944)
  N Shares ...........................................................    (3,837,382)     (19,984,265)      (2,253,788)
  B Shares ...........................................................            --              (56)              --
  Exchange Shares ....................................................            --      (12,117,933)              --
  Service Shares .....................................................      (526,327)      (5,933,386)        (227,516)
                                                                        ------------   --------------   --------------
Total distributions from net investment income .......................    (8,012,865)    (101,578,252)     (13,408,248)
                                                                        ------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................    12,041,732    2,671,757,632       27,141,601
  N Shares ...........................................................    19,339,678     (244,987,936)     (19,820,589)
  B Shares ...........................................................            --           15,113               --
  Exchange Shares ....................................................            --    1,090,915,269               --
  Service Shares .....................................................   197,788,505    1,267,896,772       78,781,881
                                                                        ------------   --------------   --------------
Increase/(decrease) in net assets from capital share
  transactions .......................................................   229,169,915    4,785,596,850       86,102,893
                                                                        ------------   --------------   --------------
Total increase/(decrease) in net assets ..............................   229,182,330    4,785,010,010       85,923,340

NET ASSETS:
Beginning of period ..................................................   532,225,998    4,123,576,295    1,018,694,970
                                                                        ------------   --------------   --------------
End of period ........................................................  $761,408,328   $8,908,586,305   $1,104,618,310
                                                                        ============   ==============   ==============

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                       MONEY MARKET FUNDS
                                                                       -----------------------------------------------
                                                                        GOVERNMENT                        TAX-EXEMPT
                                                                       MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                            FUND            FUND             FUND
                                                                       -------------   --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................  $  20,923,667   $  180,406,633   $   26,261,234
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............         95,016          146,934               --
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................             --               --               --
                                                                       -------------   --------------   --------------
Increase/(decrease) in net assets from operations ...................     21,018,683      180,553,567       26,261,234
                                                                       -------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares ..............................................    (10,119,980)    (125,035,498)     (20,597,742)
  N Shares ..........................................................    (10,803,708)     (51,914,768)      (5,663,492)
  A Shares ..........................................................             --               --               --
  B Shares ..........................................................             --              (49)              --
  Exchange Shares ...................................................             --       (3,456,320)              --
                                                                       -------------   --------------   --------------
  Total distributions from net investment income ....................    (20,923,688)    (180,406,635)     (26,261,234)
                                                                       -------------   --------------   --------------
Net realized gains on investments:
  Institutional Shares ..............................................             --               --               --
  N Shares ..........................................................             --               --               --
  A Shares ..........................................................             --               --               --
  B Shares ..........................................................             --               --               --
                                                                       -------------   --------------   --------------
Total distributions from net realized gains .........................             --               --               --
                                                                       -------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share
  transactions in:
  Institutional Shares ..............................................    (65,095,238)     171,252,609      (42,716,784)
  N Shares ..........................................................    (51,205,100)     248,548,667       (6,988,079)
  A Shares ..........................................................             --               --               --
  B Shares ..........................................................             --               --               --
  Exchange Shares ...................................................             --      343,607,258               --
                                                                       -------------   --------------   --------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................   (116,300,338)     763,408,534      (49,704,863)
                                                                       -------------   --------------   --------------
Total increase/(decrease) in net assets .............................   (116,205,343)     763,555,466      (49,704,863)

NET ASSETS:
Beginning of period .................................................    648,431,341    3,360,020,829    1,068,399,833
                                                                       -------------   --------------   --------------
End of period .......................................................  $ 532,225,998   $4,123,576,295   $1,018,694,970
                                                                       =============   ==============   ==============

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                                                 NET                             NET
                             ASSET                         DISTRIBUTIONS         ASSET                          ASSETS
                             VALUE            NET            FROM NET            VALUE                          END OF
                           BEGINNING       INVESTMENT       INVESTMENT           END OF      TOTAL              PERIOD
                           OF PERIOD         INCOME           INCOME             PERIOD     RETURN               (000)
-------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------

INSTITUTIONAL SHARES
12/31/02                     $ 1.00          $0.016          $(0.016)            $ 1.00      1.65%            $  261,492
12/31/01                       1.00           0.040           (0.040)              1.00      4.04                249,444
12/31/00                       1.00           0.061           (0.061)              1.00      6.24                314,497
12/31/99                       1.00           0.049           (0.049)              1.00      5.04                210,521
12/31/98                       1.00           0.053           (0.053)              1.00      5.43                162,285

N SHARES
12/31/02                     $ 1.00          $0.013          $(0.013)            $ 1.00      1.30%            $  302,126
12/31/01                       1.00           0.036           (0.036)              1.00      3.68                282,782
12/31/00                       1.00           0.057           (0.057)              1.00      5.87                333,934
12/31/99                       1.00           0.046           (0.046)              1.00      4.67                289,651
12/31/98                       1.00           0.050           (0.050)              1.00      5.08                248,595

SERVICE SHARES
05/07/02 (3) to 12/31/02     $ 1.00          $0.006          $(0.006)            $ 1.00      0.57% (2)        $  197,790

-----------------
MONEY MARKET FUND
-----------------

INSTITUTIONAL SHARES
12/31/02                     $ 1.00          $0.018          $(0.018)            $ 1.00      1.83%            $4,909,006
12/31/01                       1.00           0.041           (0.041)              1.00      4.21              2,237,567
12/31/00                       1.00           0.063           (0.063)              1.00      6.46              2,066,227
12/31/99                       1.00           0.052           (0.052)              1.00      5.29              2,084,723
12/31/98                       1.00           0.055           (0.055)              1.00      5.61              1,391,856

N SHARES
12/31/02                     $ 1.00          $0.015          $(0.015)            $ 1.00      1.48%            $1,297,318
12/31/01                       1.00           0.038           (0.038)              1.00      3.85              1,542,392
12/31/00                       1.00           0.059           (0.059)              1.00      6.09              1,293,794
12/31/99                       1.00           0.048           (0.048)              1.00      4.92              1,053,228
12/31/98                       1.00           0.051           (0.051)              1.00      5.25                877,527

B SHARES
07/26/02 to 12/31/02         $ 1.00          $0.003          $(0.003)            $ 1.00      0.30% (2)(4)     $       15
06/29/01 (3) to 12/31/01       1.00           0.004           (0.004)              1.00       N/A (6)                 --

EXCHANGE SHARES
12/31/02                     $ 1.00          $0.018          $(0.018)            $ 1.00      1.79%            $1,434,436
07/12/01 (3) to 12/31/01       1.00           0.014           (0.014)              1.00      1.41 (2)             343,617

SERVICE SHARES
05/02/02 (3) to 12/31/02     $ 1.00          $0.007          $(0.007)            $ 1.00      0.69% (2)        $1,267,811

                                             RATIO OF EXPENSES
                            RATIO OF             TO AVERAGE            RATIO OF NET
                           EXPENSES TO           NET ASSETS          INVESTMENT INCOME
                           AVERAGE NET           (EXCLUDING           TO AVERAGE NET
                             ASSETS               WAIVERS)                ASSETS
--------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------

INSTITUTIONAL SHARES
12/31/02                      0.20%                 0.26%                  1.62%
12/31/01                      0.20                  0.25                   4.01
12/31/00                      0.20                  0.25                   6.11
12/31/99                      0.20                  0.24                   4.93
12/31/98                      0.19                  0.24                   5.27

N SHARES
12/31/02                      0.55%                 0.61%                  1.27%
12/31/01                      0.55                  0.60                   3.62
12/31/00                      0.55                  0.60                   5.72
12/31/99                      0.55                  0.59                   4.58
12/31/98                      0.54                  0.59                   4.96

SERVICE SHARES
05/07/02 (3) to 12/31/02      0.94% (1)             1.16% (1)              0.78% (1)

-----------------
MONEY MARKET FUND
-----------------

INSTITUTIONAL SHARES
12/31/02                      0.17%                 0.23%                  1.79%
12/31/01                      0.19                  0.23                   4.16
12/31/00                      0.18                  0.23                   6.26
12/31/99                      0.19                  0.24                   5.20
12/31/98                      0.19                  0.24                   5.46

N SHARES
12/31/02                      0.52%                 0.58%                  1.44%
12/31/01                      0.54                  0.58                   3.81
12/31/00                      0.53                  0.58                   5.91
12/31/99                      0.54                  0.59                   4.85
12/31/98                      0.53                  0.59                   5.12

B SHARES
07/26/02 to 12/31/02          1.17%                 1.23%                  0.73%
06/29/01 (3) to 12/31/01      1.19 (1)              1.23 (1)               2.84 (1)

EXCHANGE SHARES
12/31/02                      0.22%                 0.28%                  1.70%
07/12/01 (3) to 12/31/01      0.24 (1)              0.28 (1)               2.69 (1)

SERVICE SHARES
05/02/02 (3) to 12/31/02      0.91% (1)             1.12% (1)              0.97% (1)

                       See Notes to Financial Statements.

                                   18 and 19

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                                                 NET                             NET
                             ASSET                         DISTRIBUTIONS         ASSET                          ASSETS
                             VALUE            NET            FROM NET            VALUE                          END OF
                           BEGINNING       INVESTMENT       INVESTMENT           END OF      TOTAL              PERIOD
                           OF PERIOD         INCOME           INCOME             PERIOD     RETURN               (000)
---------------------------------------------------------------------------------------------------------------------------------
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------

INSTITUTIONAL SHARES
12/31/02                     $ 1.00          $0.013          $(0.013)            $ 1.00      1.35%            $  815,171
12/31/01                       1.00           0.027           (0.027)              1.00      2.70                788,162
12/31/00                       1.00           0.039           (0.039)              1.00      3.94                830,879
12/31/99                       1.00           0.030           (0.030)              1.00      3.07                515,987
12/31/98                       1.00           0.033           (0.033)              1.00      3.35                606,754

N SHARES
12/31/02                     $ 1.00          $0.010          $(0.010)            $ 1.00      0.99%            $  210,678
12/31/01                       1.00           0.023           (0.023)              1.00      2.34                230,533
12/31/00                       1.00           0.035           (0.035)              1.00      3.58                237,521
12/31/99                       1.00           0.027           (0.027)              1.00      2.75                240,132
12/31/98                       1.00           0.030           (0.030)              1.00      3.02                204,114

SERVICE SHARES
05/06/02 (3) to 12/31/02     $ 1.00          $0.004          $(0.004)            $ 1.00      0.39% (2)        $   78,769

                                                 RATIO OF EXPENSES
                                RATIO OF             TO AVERAGE            RATIO OF NET
                               EXPENSES TO           NET ASSETS          INVESTMENT INCOME
                               AVERAGE NET           (EXCLUDING           TO AVERAGE NET
                                 ASSETS               WAIVERS)                ASSETS
------------------------------------------------------------------------------------------
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------

INSTITUTIONAL SHARES
12/31/02                          0.22%                 0.23%                  1.34%
12/31/01                          0.23                  0.23                   2.62
12/31/00                          0.24                  0.24                   3.88
12/31/99                          0.23                  0.23                   3.01
12/31/98                          0.23                  0.23                   3.30

N SHARES
12/31/02                          0.57%                 0.58%                  0.99%
12/31/01                          0.58                  0.58                   2.35
12/31/00                          0.58                  0.59                   3.54
12/31/99                          0.55                  0.58                   2.71
12/31/98                          0.55                  0.58                   2.99

SERVICE SHARES
05/06/02 (3) to 12/31/02          0.96% (1)             1.14% (1)              0.58% (1)

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Contingent deferred sales load is not reflected in total return.

                       See Notes to Financial Statements.

                                   20 and 21

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002



1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers twenty-two diversified investment portfolios, three of which are included in these financial statements. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

            MONEY MARKET FUNDS:
            Harris Insight Government Money Market Fund
              ("Government Money Market Fund")
            Harris Insight Money Market Fund
              ("Money Market Fund")
            Harris Insight Tax-Exempt Money Market Fund
              ("Tax-Exempt Money Market Fund")

     The Trust offers six classes of shares, A shares, N shares, B shares, Service shares, Exchange shares, and Institutional shares. Each of the Money Market Funds offers the N shares, Service shares, and Institutional shares. B shares and Exchange shares are offered by the Money Market Fund. None of the Money Market Funds offers A shares. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses and certain fund-level expenses are borne pro rata on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, B shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4 and Note 5. Institutional shares are not subject to service organization/agent fees.


2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (C) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds are declared daily and paid monthly. Each Fund's net realized capital gains, if any, are distributed at least annually.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (D) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (E) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2002


     (F) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.


3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser ("the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

          Each Money Market Fund         0.14% of the first $100 million of
                                         net assets and 0.10% of net assets over
                                         $100 million

     HIM, may at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the year ended December 31, 2002, there were no advisory fee waivers for the Money Market Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank ("Harris Trust" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting Services Agent"), pursuant to which the Sub-Administrator and Accounting Services Agent performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates the Sub-Administrator and Accounting Services Agent for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of the average net assets in excess of $600 million.

     PFPC Distributors, Inc. ("PFPC" or the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable by the Funds to PFPC for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator.

     Certain employees of Harris Trust and PFPC Inc. are officers of the Funds. During the period ended December 31, 2002, Harris Trust received $2,360,348 in aggregate fees and expenses (net of waivers of $3,726,797) and PFPC received a portion of the annual rate payable to the Administrator in the amount of $2,293,356 in aggregate fees and expenses (net of waivers of $39,762) from the Funds for services rendered under various agreements described above.


4.   SERVICE PLANS

     The Trust has adopted a Service Plan (the "Plan") for the N shares of each Fund. Under the Plan, each Fund may pay banks and other institutions ("Service Organizations") for shareholder support services that they provide, at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund's N shares.

     Under a separate Service Plan adopted by the N shares of the Money Market Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), those Funds may make payments to Service Organizations for shareholder support services and also may bear the costs connected with distribution and other services, at a rate of up to 0.10% (on an annualized basis) of the average daily net asset value of each Fund's N shares.

     The Money Market Fund has adopted a Service Plan for the Exchange shares that provides for service fees at a rate of up to 0.05% (on an annualized basis) of the average daily net assets of the Fund's Exchange shares.

     The Money Market Funds have adopted a Service Plan for the Services shares that provides for service fees at a rate of up to .25% (on an annualized basis) of the average daily net asset of the Service shares. In addition, the Money Market Funds, have adopted a 12b-1 plan that provides for distribution fees of up to .15% (on an annualized basis) of the average daily net assets of the Service shares.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2002


     Additionally, the Money Market Fund has adopted a Service Plan for B shares of the Fund that provides for service fees of up to 0.25% (on an annualized basis) of the average net assets of the B shares and a 12b-1 Plan that provides for distribution fees of up to 0.75% (on an annualized basis) of the average daily net assets of the B shares.


     For the period ended December 31, 2002, shareholder service fees paid by the Money Market Funds under the Plan were $748,950, $3,391,899, and $569,983 and fees paid under the 12b-1 Plan were $299,580, $1,356,760, and $227,993 for the N shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.


     For the period ended December 31, 2002, with respect to the Service shares, shareholder services fees paid by the Money Market Funds under the Plan were $169,233, $1,528,847, and $98,291 and fees paid under the 12b-1Plan were $101,540, $917,308, and $58,975 for the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.


     For the period ended December 31, 2002, shareholder service fees paid by the Money Market Fund were $355,612 for the Exchange shares, and with respect to the B shares, 12b-1 fees and shareholder service fees paid by the Money Market Fund were $59 and $19, respectively.


5.   PROGRAM SERVICE SHARE FEE


     Each of the Money Market Funds may pay Program Service fees to financial institutions to provide checkwriting, debit or credit card bill payment, and other auxillary services to participants in the cash management program, at a rate of up to 0.50% (on an annualized basis), of the average daily net assets attributable to Service shares. For the period ended December 31, 2002, fees paid by the Money Market Funds under the program were $234,950, $2,110,839, and $132,560 (net of voluntary waivers of $103,516, $946,855, and $64,022) for the
Service shares of the Government Money Market, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.


6.   CAPITAL SHARES


     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                       MONEY MARKET FUNDS
                                         -----------------------------------------------------------------------------------
                                             GOVERNMENT MONEY MARKET FUND                        MONEY MARKET FUND
                                         -------------------------------------       --------------------------------------
                                              YEAR                  YEAR                  YEAR                   YEAR
                                              ENDED                 ENDED                 ENDED                  ENDED
                                            12/31/02              12/31/01               12/31/02               12/31/01
                                         ---------------       ---------------       ---------------        ---------------
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..............................      $   929,495,246       $   783,440,213       $19,651,013,334        $21,598,594,593
Issued as reinvestment of dividends               96,685               911,236            14,833,773             16,818,684
Redeemed ..........................         (917,550,199)         (849,446,687)      (16,994,089,475)       (21,444,160,668)
                                         ---------------       ---------------       ---------------        ---------------
Net increase/(decrease) ...........      $    12,041,732       $   (65,095,238)      $ 2,671,757,632        $   171,252,609
                                         ===============       ===============       ===============        ===============
N SHARES:
Sold ..............................      $ 1,799,881,714       $ 1,433,592,109       $ 3,694,404,666        $ 4,308,137,568
Issued as reinvestment of dividends            3,405,809             9,952,316            19,697,845             52,308,711
Redeemed ..........................       (1,783,947,845)       (1,494,749,525)       (3,959,090,447)        (4,111,897,612)
                                         ---------------       ---------------       ---------------        ---------------
Net increase/(decrease) ...........      $    19,339,678       $   (51,205,100)      $  (244,987,936)       $   248,548,667
                                         ===============       ===============       ===============        ===============

                                                 MONEY MARKET FUNDS
                                        -------------------------------------
                                            TAX-EXEMPT MONEY MARKET FUND
                                        -------------------------------------
                                             YEAR                  YEAR
                                             ENDED                 ENDED
                                           12/31/02               12/31/01
                                        ---------------       ---------------
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..............................     $ 1,168,417,090       $ 1,410,529,801
Issued as reinvestment of dividends             205,307             1,181,461
Redeemed ..........................      (1,141,480,796)       (1,454,428,046)
                                        ---------------       ---------------
Net increase/(decrease) ...........     $    27,141,601       $   (42,716,784)
                                        ===============       ===============
N SHARES:
Sold ..............................     $   462,394,802       $   534,111,118
Issued as reinvestment of dividends           1,851,619             4,954,579
Redeemed ..........................        (484,067,010)         (546,053,776)
                                        ---------------       ---------------
Net increase/(decrease) ...........     $   (19,820,589)      $    (6,988,079)
                                        ===============       ===============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2002

                                                                   MONEY MARKET FUNDS
                                         ----------------------------------------------------------------------------------
                                             GOVERNMENT MONEY MARKET FUND                        MONEY MARKET FUND
                                         -------------------------------------       --------------------------------------
                                              YEAR                  YEAR                  YEAR                   YEAR
                                              ENDED                 ENDED                 ENDED                  ENDED
                                            12/31/02              12/31/01               12/31/02               12/31/01
                                         ---------------       ---------------       ---------------        ---------------
AMOUNT
------

B SHARES:
Sold ..............................                                                  $        23,731        $        28,775
Issued as reinvestment of dividends                                                               49                     --
Redeemed ..........................                                                           (8,667)               (28,775)
                                                                                     ---------------        ---------------
 Net increase/(decrease) ..........                                                  $        15,113        $             0
                                                                                     ===============        ===============
EXCHANGE SHARES:
Sold ..............................                                                  $ 4,745,856,284        $ 1,570,806,442
Issued as reinvestment of dividends                                                        8,835,230              2,578,662
Redeemed ..........................                                                   (3,663,776,245)        (1,229,777,846)
                                                                                     ---------------        ---------------
 Net increase/(decrease) ..........                                                  $ 1,090,915,269        $   343,607,258
                                                                                     ===============        ===============
SERVICE SHARES:
Sold ..............................      $   238,599,232       $            --       $ 1,453,010,664        $            --
Issued as reinvestment of dividends              442,810                    --             5,193,262                     --
Redeemed ..........................          (41,253,537)                   --          (190,307,154)                    --
                                         ---------------       ---------------       ---------------        ---------------
Net increase/(decrease) ...........      $   197,788,505       $            --       $ 1,267,896,772        $            --
                                         ===============       ===============       ===============        ===============


                                         -------------------------------------
                                             TAX-EXEMPT MONEY MARKET FUND
                                         -------------------------------------
                                              YEAR                  YEAR
                                              ENDED                 ENDED
                                            12/31/02               12/31/01
                                         ---------------       ---------------
AMOUNT
------

B SHARES:
Sold ..............................
Issued as reinvestment of dividends
Redeemed ..........................

 Net increase/(decrease) ..........

EXCHANGE SHARES:
Sold ..............................
Issued as reinvestment of dividends
Redeemed ..........................

 Net increase/(decrease)

SERVICE SHARES:
Sold ..............................      $   118,086,124       $            --
Issued as reinvestment of dividends              201,759                    --
Redeemed ..........................          (39,506,002)                   --
                                         ---------------       ---------------
Net increase/(decrease) ...........      $    78,781,881       $            --
                                         ===============       ===============

7.   INVESTMENT TRANSACTIONS

     The cost of investments at December 31, 2002, and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes.


8.   COMPOSITION OF NET ASSETS

     At December 31, 2002, net assets of each Fund consisted of:

                                                GOVERNMENT                               TAX-EXEMPT
                                               MONEY MARKET       MONEY MARKET          MONEY MARKET
     BOOK BASIS                                    FUND              FUND                   FUND
                                               ------------      --------------        --------------
     Beneficial Interest at Par Value .......  $    761,383      $    8,909,128        $    1,104,802
     Paid-in Capital ........................   760,621,889       8,900,219,081         1,103,696,845
     Undistributed Net Investment Income ....            --                  (3)                   --
     Accumulated Net Realized Gain/(Loss) ...        25,056            (541,901)             (183,337)
                                               ------------      --------------        --------------
     Net Assets .............................  $761,408,328      $8,908,586,305        $1,104,618,310
                                               ============      ==============        ==============

                                                GOVERNMENT                               TAX-EXEMPT
                                               MONEY MARKET       MONEY MARKET          MONEY MARKET
     TAX BASIS                                     FUND               FUND                   FUND
                                               ------------      --------------        --------------
      Beneficial Interest at Par Value ......  $    761,383      $    8,909,128        $    1,104,802
      Paid-in Capital .......................   760,621,889       8,900,219,081         1,103,696,845
      Undistributed Net Investment Income ...            --                  (3)                   --
      Accumulated Short-Term Gain ...........        25,056              29,073                    --
      Capital Loss Carryforwards ............            --                  --                (1,796)
      Post-October Losses ...................            --            (570,974)             (181,541)
                                               ------------      --------------        --------------
      Net Assets ............................  $761,408,328      $8,908,586,305        $1,104,618,310
                                               ============      ==============        ==============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2002


     At December 31, 2002, the Tax-Exempt Money Market Fund had available capital losses for tax purposes in the amounts of $1,265 and $531 that may be used to offset capital gains through the years 2007 and 2008, respectively.

     The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect an increase in net investment income of $12,641 and $72,975 for the Government Money Market Fund and the Money Market Fund. Accumulated net gain (loss) was adjusted by the same amount.


9.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund invests in a diversified portfolio of municipal securities, including municipal bonds and debentures. The Money Market Funds invest in debt instruments; the issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.


10.  LINE OF CREDIT

     The Trust, on behalf of each of the Funds, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the ultimate parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended December 31, 2002, none of the Funds had borrowings under the Credit Facility.


11.  CHANGE IN AUDITOR (UNAUDITED)

     In November  2002,  KPMG LLP (KPMG)  succeeded  PricewaterhouseCoopers  LLP
(PwC) as the Funds' independent auditor. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' Audit Committee and was approved by the Funds' Board of Trustees.

     The reports on the Financial Statements audited by PwC for the years ended December 31, 2001 and 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PwC on any matters of accounting principles or practices, financial statement disclosure, or auditing scope of procedures, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
   HARRIS INSIGHT FUNDS TRUST:


     We have audited the accompanying statements of net assets of the Harris Insight Government Money Market Fund, Harris Insight Money Market Fund, and Harris Insight Tax-Exempt Money Market Fund, (three of the portfolios constituting the Harris Insight Funds Trust), collectively "the Funds," as of December 31, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights for the periods presented through December 31, 2001, were audited by other auditors, whose report dated February 15, 2002, expressed an unqualified opinion thereon.


     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Harris Insight Funds Trust as of December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/S/  KPMG LLP

Philadelphia, Pennsylvania

February 14, 2002

                                 FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 982-8782.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS IN              OTHER
                                     TERM OF OFFICE 1                               FUND COMPLEX            TRUSTEESHIPS/
  NAME, (AGE AT 12/31/02),            AND LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY            DIRECTORSHIPS
  ADDRESS AND POSITION(S) WITH TRUST   TIME SERVED       DURING PAST 5 YEARS           TRUSTEE              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
  C. Gary Gerst (63)                    Since 1995   Chairman Emeritus, Jones Lang        22          Director, Florida Office
  Chairman and Trustee                               LaSalle, formerly named LaSalle                  Property Company, Inc. (real
    200 East Randolph Drive                          Partners Ltd. (real estate                       estate investment fund);
    Floor 43                                         investment manager and consulting                Trustee, Henderson Global
    Chicago, Illinois 60601                          firm).                                           Funds (7 Portfolios); and
                                                                                                      President, KCI Inc. (Private S
                                                                                                      Corporation investing in
                                                                                                      non-public investments).
------------------------------------------------------------------------------------------------------------------------------------
  Edgar R. Fiedler (73)                 Since 1995   Senior Fellow and Economic           22          Director or Trustee, The
  Trustee                                            Counselor, The Conference Board.                 Scudder Funds (48 Portfolios)
    50023 Brogden                                                                                     and PEG Capital Management
    Chapel Hill, NC 27517                                                                             (investment manager).
------------------------------------------------------------------------------------------------------------------------------------
  Valerie B. Jarrett (46)               Since 1999   Executive Vice President, The        22          Director, USG Corporation
  Trustee                                            Habitat Company (residential                     (building materials
    350 West Hubbard Street                          property developer), and Chairman                manufacturer) and The Chicago
    Chicago, Illinois 60610                          and Chief Executive Officer,                     Stock Exchange; and Trustee,
                                                     Chicago Transit Authority.                       University of Chicago.
------------------------------------------------------------------------------------------------------------------------------------
  John W. McCarter, Jr. (64)            Since 1995   President and Chief Executive        22          Chairman, Divergence L.L.C.
  Trustee                                            Officer, The Field Museum of                     (biotechnology firm);
    1400 South Lake Shore Drive                      Natural History; formerly Senior                 Director, W.W. Grainger, Inc.
    Chicago, Illinois 60605                          Vice President and Director,                     (industrial distributor) and
                                                     Booz-Allen & Hamilton, Inc.                      A.M. Castle, Inc. (metals
                                                     (consulting firm).                               distributor); and Trustee,
                                                                                                      Janus Adviser Series, Janus
                                                                                                      Aspen Series and Janus
                                                                                                      Investment Fund (52
                                                                                                      portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Paula Wolff (57)                      Since 1998   Senior Executive, Chicago            22          Vice Chair, University of
  Trustee                                            Metropolis 2020 (civic                           Chicago Board of Trustees;
    30 West Monroe Street                            organization), since 2000.                       Chair, University of Chicago
    18th Floor                                       President, Governors State                       Hospitals; and Director, Ariel
    Chicago, Illinois 60603                          University, prior thereto.                       Capital Management, Inc.
                                                                                                      (investment manager).
------------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
  Peter P. Capaccio (46)                Since 2001   Senior Vice President, Harris Trust  N/A         N/A
  President, Treasurer and Principal                 and Savings Bank.
    Financial and Accounting Officer
    111 West Monroe Street, 6W
    Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
  Ishwar D. Gupta (59)                  Since 2001   Senior Vice President, Harris Trust  N/A         N/A
  Vice President and                                 and Savings Bank.
  Assistant Secretary
    111 West Monroe Street, 6W
    Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
  Merrill J. Sklenar (57)               Since 2001   Vice President, Harris Trust and     N/A         N/A
  Vice President and                                 Savings Bank.
  Assistant Secretary
    111 West Monroe Street, 6W
    Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
  David C. Lebisky (30)                 Since 2001   Assistant Vice President, PFPC Inc.  N/A         N/A
  Secretary                                          (mutual fund administrator).
    103 Bellevue Parkway
    Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------
  Thomas J. Ryan (61)                   Since 2002   Vice President and Director of       N/A         N/A
  Assistant Treasurer                                Accounting, PFPC Inc.
    103 Bellevue Parkway
    Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------

1 Any Trustee who, on December 6, 1995 was a Trustee of the Trust and had attained the age of 65, shall retire at the end of the calendar year in which the trustee attains the age of 74 years. Any other Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.

                             HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------


                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103-2499

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602




BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Trustees.

EDGAR R. FIEDLER
Trustee.

VALERIE B. JARRETT
Trustee.

JOHN W. MCCARTER, JR.
Trustee.

PAULA WOLFF
Trustee.

OFFICERS

PETER P. CAPACCIO
President, Treasurer, and Principal Financial and Accounting Officer

ISHWAR D. GUPTA
Vice President and Assistant Secretary

MERRILL J. SKLENAR
Vice President and Assistant Secretary

DAVID C. LEBISKY
Secretary

THOMAS J. RYAN
Assistant Treasurer

L. LINN SOLANO
Assistant Treasurer

    THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS
     OF THE HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE
           HARRIS INSIGHT FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY
                        BEFORE YOU INVEST OR SEND MONEY.


                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.

                                                                  HIF 1002 12/02